Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Schedule of Accrued Liabilities and Other

Balance sheets:

	December 31,
	2024	2023
a. Accrued liabilities and other payables:
Employees and institutions for employees	$656	$1,052
Provisions for vacation	537	490
Royalties and Other	101	105
	$1,294	$1,647

Schedule of Disaggregated Revenues	Disaggregated revenues
	Year ended December 31,
	2024	2023	2022
Revenues from licensing agreement (see Note 2(p))	$-	$10,000	$-
Revenues from the sales of goods	515	959	299
Total revenues	$515	$10,959	$299

Schedule of Revenues by Geographical Area	2)Revenues by geographical area (based on the location of customers):
	Year ended December 31,
	2024	2023	2022
United states	$484	$10,839	$16
Canada	-	87	158
Europe and Other	-	28	104
Israel	31	5	21
Total revenues	$515	$10,959	$299

Schedule of Revenue by Major Customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended December 31,
	2024	2023	2022
Customer A	$476	$10,743	$9
Customer B	$-	$-	101
Customer C	$-	$79	158

Schedule of Changes in Deferred Revenues Relating to Goods Not Yet Delivered	4)The changes in deferred revenues relating to goods that were not yet delivered are as follows:
2022
Balance at beginning of year	$(32)
Contract liability recognized during the period	-
Revenue recognized during the period	32

Balance at end of year	$-
Contract liability presented in current liabilities	$-
Contract liability presented in non-current liabilities	$-

Schedule of Financial Income (Expenses) ,Net	d.Financial income (expenses), net
	Year ended December 31,
	2024	2023	2022
Exchange rate differences	$(79)	$(285)	$(115)
Bank and other fees	(17)	(10)	(10)
Other financing expenses	-	-	(24)
Interest on bank deposits	738	788	321
Financial income, net	$642	$493	$172